Note 13 (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income [Table Text Block]
The breakdown of the balance of financial assets at fair value through other comprehensive income by type of financial instrument as of December 31, 2024, 2023 and 2022 is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	2024	2023	2022
Equity instruments	7.2.2	1,451	1,217	1,198
Debt securities (1)		57,526	60,963	64,150
Loans and advances to credit institutions	7.2.2	25	26	26
Total	8.1	59,002	62,205	65,374
Of which: loss allowances of debt securities		(112)	(84)	(123)
(1) During financial years 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”. In 2022, it includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 in 2022 (see Note 1.3).
Financial assets at fair value through other comprehensive income equity instruments [Table Text Block]
The breakdown of the balance under the heading "Equity instruments" of the consolidated balance sheets as of December 31, 2024, 2023 and 2022 is as follows:

Financial assets at fair value through other comprehensive income. Equity instruments (Millions of Euros)
	2024	2023	2022
Listed equity instruments
Spanish companies shares	1,100	987	960
Foreign companies shares	131	111	138
Mexico	27	33	31
The United States	79	52	44
Turkey	9	6	7
Other countries	17	20	56
Subtotal listed equity instruments	1,231	1,098	1,098
Unlisted equity instruments
Spanish companies shares	46	12	12
Foreign companies shares	174	106	87
Subtotal unlisted equity instruments	220	119	100
Total	1,451	1,217	1,198

Financial assets at fair value through other comprehensive income debt securities [Table Text Block]
The breakdown of the balance under the heading “Debt securities” of the consolidated financial statements as of December 31, 2024, 2023 and 2022, broken down by issuers, is as follows:

Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Domestic debt securities
Government and other government agency	10,383	13,757	17,429
Credit institutions	695	901	854
Other issuers	397	454	495
Subtotal	11,475	15,111	18,779
Foreign debt securities
Mexico	20,461	21,714	16,819
Government and other government agency	19,313	20,364	15,452
Credit institutions	759	886	777
Other issuers	389	464	590
The United States	6,552	6,344	5,202
Government and other government agency	3,703	3,174	2,716
Credit institutions	41	88	93
Other issuers	2,808	3,082	2,393
Turkey	2,849	2,459	3,858
Government and other government agency	2,837	2,445	3,858
Other issuers	12	14	—
Other countries	16,190	15,336	19,493
Other foreign governments and government agency	10,059	8,961	10,340
Central banks	370	508	3,094
Credit institutions	1,921	1,895	2,167
Other issuers	3,840	3,971	3,892
Subtotal	46,052	45,852	45,372
Total	57,526	60,963	64,150
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Financial assets at fair value through other comprehensive income debt securities by rating [Table Text Block]
The credit ratings of the issuers of debt securities as of December 31, 2024, 2023 and 2022 are as follows:

Debt securities by rating
	2024		2023		2022
	Fair value (Millions of Euros)%		Fair value (Millions of Euros)%		Fair value (Millions of euros)%
AAA	1,370	2.4%	1,000	1.6%	3,339	5.2%
AA+	4,170	7.2%	3,685	6.0%	490	0.8%
AA	261	0.5%	384	0.6%	420	0.7%
AA-	1,061	1.8%	642	1.1%	501	0.8%
A+	905	1.6%	1,798	3.0%	3,866	6.0%
A	2,007	3.5%	1,747	2.9%	1,725	2.7%
A-	12,018	20.9%	16,009	26.3%	20,350	31.7%
BBB+	19,897	34.6%	22,854	37.5%	17,252	26.9%
BBB	9,212	16.0%	8,327	13.7%	7,470	11.6%
BBB-	922	1.6%	858	1.4%	1,111	1.7%
BB+ or below	5,227	9.1%	3,480	5.7%	7,366	11.5%
Unclassified	474	0.8%	178	0.3%	258	0.4%
Total	57,526	100.0%	60,963	100.0%	64,150	100.0%

Accumulated other comprehensive income items that may be reclassified to profit or loss. Financial assets at fair value through other comprehensive income [Table Text Block]
The changes in the gains/losses (net of taxes) in 2024, 2023 and 2022 of debt securities recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss –Fair value changes of equity instruments measured at fair value through other comprehensive income” in the consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities			Equity instruments
	Notes	2024	2023	2022 ⁽¹⁾	2024	2023	2022 ⁽¹⁾
Balance at the beginning		(357)	(809)	1,274	(1,112)	(1,194)	(1,079)
Valuation gains and losses		(568)	659	(3,049)	228	80	(112)
Amounts transferred to income		247	5	20
Amounts transferred to Reserves					—	2	(2)
Income tax and other		101	(211)	946	(20)	(1)	(1)
Balance at the end	30	(576)	(357)	(809)	(905)	(1,112)	(1,194)
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).